Stock-Based Compensation - Summary of Stock Option Activity (Detail) - 2020 Stock Option and Incentive Plan	9 Months Ended
Sep. 30, 2020 $ / shares shares
Weighted Average Remaining Contractual Life (in years)
Outstanding, Weighted Average Remaining Contractual Life at September 30, 2020	10 years
Stock Option
Number of Nonvested Options
Granted | shares	1,633,000
Forfeited/cancelled | shares	(7,531)
Outstanding at September 30, 2020 | shares	1,625,469
Vested at September 30, 2020 | shares	647,707
Weighted Average Exercise Price Per Share
Granted | $ / shares	$ 5.00
Forfeited/cancelled | $ / shares	5.00
Outstanding at September 30, 2020 | $ / shares	5.00
Vested at September 30, 2020 | $ / shares	$ 5.00
Weighted Average Remaining Contractual Life (in years)
Outstanding, Weighted Average Remaining Contractual Life at September 30, 2020	9 years 10 months 24 days
Vested, Weighted Average Remaining Contractual Life at September 30, 2020	9 years 9 months 18 days